EQUITY	12 Months Ended
Dec. 31, 2023
EQUITY
EQUITY

26.EQUITY

Owners net investment represents the aggregation of the net assets of all entities that form the reporting entity of SCHMID.

Other reserves comprise loss carried forward, net profit/loss for the year, remeasurement of defined benefit obligation and currency translation differences.

Non-controlling interest contains the equity, profit/loss carried forward and currency translation differences relating to the minority shareholders of the Group.

For details on the share option please refer to note 28. Financial Liabilities.